LVIP SSGA Mid-Cap Index Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.78%
Aerospace & Defense–1.31%
BWX Technologies, Inc.	28,814	$2,842,501
Curtiss-Wright Corp.	11,866	3,764,726
Hexcel Corp.	25,564	1,399,885
Woodward, Inc.	18,704	3,413,293
		11,420,405
Air Freight & Logistics–0.17%
†GXO Logistics, Inc.	37,653	1,471,479
		1,471,479
Automobile Components–0.76%
Autoliv, Inc.	22,550	1,994,547
Gentex Corp.	71,663	1,669,748
†Goodyear Tire & Rubber Co.	89,794	829,697
Lear Corp.	16,901	1,491,006
†Visteon Corp.	8,703	675,527
		6,660,525
Automobiles–0.25%
Harley-Davidson, Inc.	36,108	911,727
Thor Industries, Inc.	16,769	1,271,258
		2,182,985
Banks–6.70%
Associated Banc-Corp.	51,655	1,163,787
Bank OZK	33,244	1,444,452
Cadence Bank	57,829	1,755,688
Columbia Banking System, Inc.	66,024	1,646,639
Comerica, Inc.	41,406	2,445,438
Commerce Bancshares, Inc.	38,466	2,393,739
Cullen/Frost Bankers, Inc.	20,240	2,534,048
East West Bancorp, Inc.	43,681	3,920,807
First Financial Bankshares, Inc.	40,527	1,455,730
First Horizon Corp.	165,110	3,206,436
Flagstar Financial, Inc.	95,484	1,109,524
FNB Corp.	113,313	1,524,060
Glacier Bancorp, Inc.	35,732	1,580,069
Hancock Whitney Corp.	27,117	1,422,287
Home BancShares, Inc.	58,255	1,646,869
International Bancshares Corp.	16,856	1,062,939
Old National Bancorp	100,511	2,129,828
Pinnacle Financial Partners, Inc.	24,114	2,557,049
Prosperity Bancshares, Inc.	30,021	2,142,599
SouthState Corp.	30,936	2,871,479
Synovus Financial Corp.	44,481	2,079,042
†Texas Capital Bancshares, Inc.	14,498	1,083,001
UMB Financial Corp.	21,444	2,167,988
United Bankshares, Inc.	44,984	1,559,595
Valley National Bancorp	149,660	1,330,477
Webster Financial Corp.	54,004	2,783,906
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Western Alliance Bancorp	34,367	$2,640,417
Wintrust Financial Corp.	20,952	2,356,262
Zions Bancorp NA	46,593	2,323,127
		58,337,282
Beverages–0.56%
†Boston Beer Co., Inc. Class A	2,711	647,495
†Celsius Holdings, Inc.	49,618	1,767,393
Coca-Cola Consolidated, Inc.	1,857	2,506,950
		4,921,838
Biotechnology–2.60%
†BioMarin Pharmaceutical, Inc.	60,052	4,245,076
†Cytokinetics, Inc.	37,186	1,494,505
†Exelixis, Inc.	88,189	3,255,938
†Halozyme Therapeutics, Inc.	40,089	2,558,079
†Neurocrine Biosciences, Inc.	31,416	3,474,610
†Roivant Sciences Ltd.	132,653	1,338,469
†Sarepta Therapeutics, Inc.	30,098	1,920,854
†United Therapeutics Corp.	14,067	4,336,434
		22,623,965
Broadline Retail–0.47%
Macy's, Inc.	87,482	1,098,774
Nordstrom, Inc.	30,683	750,199
†Ollie's Bargain Outlet Holdings, Inc.	19,308	2,246,679
		4,095,652
Building Products–2.43%
AAON, Inc.	21,257	1,660,809
Advanced Drainage Systems, Inc.	22,244	2,416,811
Carlisle Cos., Inc.	14,008	4,769,724
Fortune Brands Innovations, Inc.	39,143	2,383,026
Owens Corning	27,030	3,860,425
Simpson Manufacturing Co., Inc.	13,286	2,086,965
†Trex Co., Inc.	33,761	1,961,514
UFP Industries, Inc.	19,134	2,048,103
		21,187,377
Capital Markets–3.48%
Affiliated Managers Group, Inc.	9,219	1,549,069
Carlyle Group, Inc.	66,495	2,898,517
Evercore, Inc. Class A	11,156	2,228,076
Federated Hermes, Inc.	24,552	1,000,985
Hamilton Lane, Inc. Class A	13,655	2,030,089
Houlihan Lokey, Inc.	17,023	2,749,215
Interactive Brokers Group, Inc. Class A	34,307	5,680,896
Janus Henderson Group PLC	40,079	1,448,856
LVIP SSGA Mid-Cap Index Fund–1

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Jefferies Financial Group, Inc.	51,302	$2,748,248
Morningstar, Inc.	8,513	2,552,793
SEI Investments Co.	30,375	2,358,011
Stifel Financial Corp.	32,194	3,034,606
		30,279,361
Chemicals–1.65%
Ashland, Inc.	14,867	881,464
Avient Corp.	28,788	1,069,762
†Axalta Coating Systems Ltd.	68,736	2,279,973
Cabot Corp.	17,085	1,420,447
NewMarket Corp.	2,401	1,360,046
Olin Corp.	36,432	883,112
RPM International, Inc.	40,511	4,686,313
Scotts Miracle-Gro Co.	13,582	745,516
Westlake Corp.	10,544	1,054,716
		14,381,349
Commercial Services & Supplies–1.66%
Brink's Co.	13,752	1,184,872
†Clean Harbors, Inc.	15,964	3,146,504
MSA Safety, Inc.	12,368	1,814,262
RB Global, Inc.	58,108	5,828,233
Tetra Tech, Inc.	84,457	2,470,367
		14,444,238
Communications Equipment–0.47%
†Ciena Corp.	44,780	2,706,055
†Lumentum Holdings, Inc.	21,805	1,359,324
		4,065,379
Construction & Engineering–2.16%
AECOM	41,810	3,877,041
Comfort Systems USA, Inc.	11,180	3,603,650
EMCOR Group, Inc.	14,495	5,357,787
†Fluor Corp.	54,044	1,935,856
†MasTec, Inc.	19,399	2,264,057
Valmont Industries, Inc.	6,313	1,801,541
		18,839,932
Construction Materials–0.45%
Eagle Materials, Inc.	10,489	2,327,824
†Knife River Corp.	17,838	1,609,166
		3,936,990
Consumer Finance–0.76%
Ally Financial, Inc.	86,604	3,158,448
FirstCash Holdings, Inc.	12,254	1,474,401
SLM Corp.	66,296	1,947,114
		6,579,963
Consumer Staples Distribution & Retail–3.23%
Albertsons Cos., Inc. Class A	127,792	2,810,146
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail (continued)
†BJ's Wholesale Club Holdings, Inc.	41,622	$4,749,070
Casey's General Stores, Inc.	11,696	5,076,532
†Maplebear, Inc.	50,996	2,034,230
†Performance Food Group Co.	49,223	3,870,405
†Sprouts Farmers Market, Inc.	31,507	4,809,228
†U.S. Foods Holding Corp.	72,591	4,751,807
		28,101,418
Containers & Packaging–1.68%
AptarGroup, Inc.	20,952	3,108,858
Berry Global Group, Inc.	36,488	2,547,227
Crown Holdings, Inc.	36,885	3,292,355
Graphic Packaging Holding Co.	94,596	2,455,712
Greif, Inc. Class A	8,151	448,223
Silgan Holdings, Inc.	25,574	1,307,343
Sonoco Products Co.	30,961	1,462,598
		14,622,316
Diversified Consumer Services–1.41%
†Duolingo, Inc.	11,941	3,708,158
Graham Holdings Co. Class B	1,062	1,020,434
†Grand Canyon Education, Inc.	9,057	1,567,042
H&R Block, Inc.	42,175	2,315,829
Service Corp. International	45,440	3,644,288
		12,255,751
Diversified REITs–0.50%
WP Carey, Inc.	68,958	4,351,939
		4,351,939
Diversified Telecommunication Services–0.39%
†Frontier Communications Parent, Inc.	69,832	2,504,176
Iridium Communications, Inc.	34,295	936,939
		3,441,115
Electric Utilities–1.05%
ALLETE, Inc.	18,244	1,198,631
IDACORP, Inc.	16,785	1,950,753
OGE Energy Corp.	63,318	2,910,095
Portland General Electric Co.	34,455	1,536,693
TXNM Energy, Inc.	28,422	1,520,008
		9,116,180
Electrical Equipment–1.36%
Acuity, Inc.	9,660	2,543,961
EnerSys	12,404	1,135,958
†NEXTracker, Inc. Class A	45,282	1,908,184
nVent Electric PLC	51,933	2,722,328
LVIP SSGA Mid-Cap Index Fund–2

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
Regal Rexnord Corp.	20,868	$2,375,822
Sensata Technologies Holding PLC	47,127	1,143,772
		11,830,025
Electronic Equipment, Instruments & Components–2.71%
†Arrow Electronics, Inc.	16,439	1,706,861
Avnet, Inc.	27,257	1,310,789
Belden, Inc.	12,689	1,272,072
Cognex Corp.	53,524	1,596,621
†Coherent Corp.	48,829	3,170,955
Crane NXT Co.	15,494	796,392
†Fabrinet	11,340	2,239,764
†Flex Ltd.	120,714	3,993,219
†IPG Photonics Corp.	8,287	523,241
Littelfuse, Inc.	7,826	1,539,687
†Novanta, Inc.	11,319	1,447,361
TD SYNNEX Corp.	23,739	2,467,907
Vontier Corp.	46,771	1,536,427
		23,601,296
Energy Equipment & Services–0.65%
ChampionX Corp.	60,120	1,791,576
NOV, Inc.	119,994	1,826,309
†Valaris Ltd.	20,616	809,384
Weatherford International PLC	22,953	1,229,133
		5,656,402
Entertainment–0.16%
Warner Music Group Corp. Class A	45,683	1,432,162
		1,432,162
Financial Services–1.95%
Equitable Holdings, Inc.	97,648	5,086,484
Essent Group Ltd.	33,057	1,908,050
†Euronet Worldwide, Inc.	13,012	1,390,332
MGIC Investment Corp.	78,285	1,939,902
†Shift4 Payments, Inc. Class A	21,636	1,767,878
Voya Financial, Inc.	30,318	2,054,348
Western Union Co.	106,471	1,126,463
†WEX, Inc.	10,935	1,717,014
		16,990,471
Food Products–1.02%
†Darling Ingredients, Inc.	50,115	1,565,592
Flowers Foods, Inc.	61,713	1,173,164
Ingredion, Inc.	20,324	2,748,008
Lancaster Colony Corp.	6,074	1,062,950
†Pilgrim's Pride Corp.	12,680	691,187
†Post Holdings, Inc.	14,416	1,677,446
		8,918,347
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Gas Utilities–1.17%
National Fuel Gas Co.	28,532	$2,259,449
New Jersey Resources Corp.	31,601	1,550,345
ONE Gas, Inc.	17,852	1,349,433
Southwest Gas Holdings, Inc.	18,989	1,363,410
Spire, Inc.	18,385	1,438,626
UGI Corp.	67,686	2,238,376
		10,199,639
Ground Transportation–1.50%
†Avis Budget Group, Inc.	5,315	403,409
Knight-Swift Transportation Holdings, Inc.	51,012	2,218,512
Landstar System, Inc.	11,128	1,671,426
Ryder System, Inc.	13,261	1,907,064
†Saia, Inc.	8,380	2,928,223
†XPO, Inc.	36,943	3,974,328
		13,102,962
Health Care Equipment & Supplies–1.59%
Dentsply Sirona, Inc.	62,635	935,767
†Envista Holdings Corp.	54,256	936,458
†Globus Medical, Inc. Class A	35,838	2,623,342
†Haemonetics Corp.	15,829	1,005,933
†Lantheus Holdings, Inc.	21,908	2,138,221
†LivaNova PLC	17,110	672,081
†Masimo Corp.	14,003	2,332,900
†Penumbra, Inc.	12,093	3,233,789
		13,878,491
Health Care Providers & Services–2.34%
†Acadia Healthcare Co., Inc.	29,268	887,406
†Amedisys, Inc.	10,320	955,942
Chemed Corp.	4,721	2,904,926
Encompass Health Corp.	31,746	3,215,235
Ensign Group, Inc.	17,967	2,324,930
†HealthEquity, Inc.	27,307	2,413,119
†Hims & Hers Health, Inc.	60,244	1,780,210
†Option Care Health, Inc.	53,623	1,874,124
†Tenet Healthcare Corp.	29,965	4,030,292
		20,386,184
Health Care REITs–0.75%
Healthcare Realty Trust, Inc.	111,666	1,887,155
Omega Healthcare Investors, Inc.	88,805	3,381,695
Sabra Health Care REIT, Inc.	74,547	1,302,336
		6,571,186
Health Care Technology–0.28%
†Doximity, Inc. Class A	42,066	2,441,090
		2,441,090
Hotel & Resort REITs–0.08%
Park Hotels & Resorts, Inc.	65,037	694,595
		694,595
LVIP SSGA Mid-Cap Index Fund–3

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure–3.38%
Aramark	83,533	$2,883,559
Boyd Gaming Corp.	20,888	1,375,057
†Cava Group, Inc.	25,600	2,212,096
Choice Hotels International, Inc.	7,039	934,638
Churchill Downs, Inc.	23,159	2,572,270
†Hilton Grand Vacations, Inc.	19,475	728,560
Hyatt Hotels Corp. Class A	13,437	1,646,033
†Light & Wonder, Inc.	27,825	2,409,923
Marriott Vacations Worldwide Corp.	10,120	650,109
†Planet Fitness, Inc. Class A	26,525	2,562,580
Texas Roadhouse, Inc.	21,021	3,502,729
Travel & Leisure Co.	21,554	997,735
Vail Resorts, Inc.	11,797	1,887,756
Wendy's Co.	53,951	789,303
Wingstop, Inc.	9,205	2,076,464
Wyndham Hotels & Resorts, Inc.	24,497	2,217,224
		29,446,036
Household Durables–1.67%
KB Home	21,867	1,270,910
Somnigroup International, Inc.	60,254	3,608,010
†Taylor Morrison Home Corp.	32,605	1,957,604
Toll Brothers, Inc.	31,475	3,323,445
†TopBuild Corp.	9,239	2,817,433
Whirlpool Corp.	17,451	1,572,859
		14,550,261
Independent Power and Renewable Electricity Producers–0.15%
Ormat Technologies, Inc.	18,108	1,281,503
		1,281,503
Industrial REITs–1.15%
EastGroup Properties, Inc.	16,366	2,882,871
First Industrial Realty Trust, Inc.	41,716	2,250,995
Rexford Industrial Realty, Inc.	71,699	2,807,016
STAG Industrial, Inc.	58,786	2,123,350
		10,064,232
Insurance–5.02%
American Financial Group, Inc.	22,756	2,988,773
†Brighthouse Financial, Inc.	18,513	1,073,569
CNO Financial Group, Inc.	32,020	1,333,633
Fidelity National Financial, Inc.	81,911	5,330,768
First American Financial Corp.	32,456	2,130,087
Hanover Insurance Group, Inc.	11,354	1,975,028
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Kemper Corp.	18,927	$1,265,270
Kinsale Capital Group, Inc.	6,972	3,393,342
Old Republic International Corp.	73,503	2,882,788
Primerica, Inc.	10,515	2,991,833
Reinsurance Group of America, Inc.	20,756	4,086,856
RenaissanceRe Holdings Ltd.	15,519	3,724,560
RLI Corp.	26,277	2,110,832
Ryan Specialty Holdings, Inc.	33,525	2,476,492
Selective Insurance Group, Inc.	19,159	1,753,815
Unum Group	51,774	4,217,510
		43,735,156
Interactive Media & Services–0.10%
†ZoomInfo Technologies, Inc.	85,473	854,730
		854,730
IT Services–0.36%
†ASGN, Inc.	13,927	877,680
†Kyndryl Holdings, Inc.	73,321	2,302,279
		3,179,959
Leisure Products–0.54%
Brunswick Corp.	20,791	1,119,595
†Mattel, Inc.	106,155	2,062,592
Polaris, Inc.	16,518	676,247
†YETI Holdings, Inc.	26,728	884,697
		4,743,131
Life Sciences Tools & Services–1.77%
†Avantor, Inc.	214,549	3,477,839
†Bio-Rad Laboratories, Inc. Class A	6,061	1,476,217
Bruker Corp.	34,870	1,455,474
†Illumina, Inc.	49,911	3,959,939
†Medpace Holdings, Inc.	7,872	2,398,520
†Repligen Corp.	16,418	2,089,026
†Sotera Health Co.	48,193	561,930
		15,418,945
Machinery–5.04%
AGCO Corp.	19,522	1,807,152
†Chart Industries, Inc.	13,250	1,912,770
CNH Industrial NV	275,484	3,382,943
Crane Co.	15,328	2,347,943
Donaldson Co., Inc.	37,630	2,523,468
Esab Corp.	17,904	2,085,816
Flowserve Corp.	41,396	2,021,781
Graco, Inc.	53,204	4,443,066
ITT, Inc.	25,649	3,312,825
Lincoln Electric Holdings, Inc.	17,780	3,363,265
†Middleby Corp.	16,950	2,576,061
LVIP SSGA Mid-Cap Index Fund–4

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
Mueller Industries, Inc.	35,837	$2,728,629
Oshkosh Corp.	20,502	1,928,828
†RBC Bearings, Inc.	9,853	3,170,400
Terex Corp.	20,922	790,433
Timken Co.	20,105	1,444,946
Toro Co.	31,707	2,306,684
Watts Water Technologies, Inc. Class A	8,623	1,758,402
		43,905,412
Marine Transportation–0.21%
†Kirby Corp.	18,086	1,826,867
		1,826,867
Media–0.59%
†EchoStar Corp. Class A	38,071	973,856
New York Times Co. Class A	51,415	2,550,184
Nexstar Media Group, Inc.	9,189	1,646,853
		5,170,893
Metals & Mining–2.51%
Alcoa Corp.	81,406	2,482,883
†ATI, Inc.	44,946	2,338,540
Carpenter Technology Corp.	15,739	2,851,592
†Cleveland-Cliffs, Inc.	152,526	1,253,764
Commercial Metals Co.	35,808	1,647,526
Reliance, Inc.	17,053	4,924,054
Royal Gold, Inc.	20,720	3,387,927
U.S. Steel Corp.	70,950	2,998,347
		21,884,633
Mortgage Real Estate Investment Trusts (REITs)–0.65%
Annaly Capital Management, Inc.	182,238	3,701,254
Starwood Property Trust, Inc.	100,925	1,995,287
		5,696,541
Multi-Utilities–0.29%
Black Hills Corp.	22,566	1,368,628
Northwestern Energy Group, Inc.	19,324	1,118,280
		2,486,908
Office REITs–0.64%
COPT Defense Properties	35,440	966,449
Cousins Properties, Inc.	52,829	1,558,455
Kilroy Realty Corp.	33,502	1,097,526
Vornado Realty Trust	52,317	1,935,206
		5,557,636
Oil, Gas & Consumable Fuels–3.43%
Antero Midstream Corp.	105,564	1,900,152
†Antero Resources Corp.	92,168	3,727,274
Chord Energy Corp.	19,262	2,171,213
Civitas Resources, Inc.	27,978	976,152
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†CNX Resources Corp.	46,899	$1,476,380
DT Midstream, Inc.	31,927	3,080,317
HF Sinclair Corp.	50,393	1,656,922
Matador Resources Co.	36,563	1,868,004
Murphy Oil Corp.	43,197	1,226,795
Ovintiv, Inc.	82,027	3,510,756
PBF Energy, Inc. Class A	30,741	586,846
Permian Resources Corp.	201,563	2,791,647
Range Resources Corp.	76,036	3,036,117
Viper Energy, Inc.	41,376	1,868,126
		29,876,701
Paper & Forest Products–0.21%
Louisiana-Pacific Corp.	19,697	1,811,730
		1,811,730
Passenger Airlines–0.47%
†Alaska Air Group, Inc.	38,781	1,908,801
†American Airlines Group, Inc.	207,196	2,185,918
		4,094,719
Personal Care Products–0.55%
†BellRing Brands, Inc.	40,421	3,009,748
†Coty, Inc. Class A	115,399	631,232
†elf Beauty, Inc.	17,771	1,115,841
		4,756,821
Pharmaceuticals–0.41%
†Jazz Pharmaceuticals PLC	19,049	2,364,933
Perrigo Co. PLC	42,988	1,205,384
		3,570,317
Professional Services–2.50%
†CACI International, Inc. Class A	7,067	2,593,024
Concentrix Corp.	14,596	812,121
†ExlService Holdings, Inc.	50,693	2,393,217
Exponent, Inc.	15,995	1,296,555
†FTI Consulting, Inc.	11,130	1,826,210
Genpact Ltd.	50,632	2,550,840
Insperity, Inc.	11,144	994,379
KBR, Inc.	41,984	2,091,223
ManpowerGroup, Inc.	14,789	855,987
Maximus, Inc.	17,834	1,216,101
†Parsons Corp.	14,722	871,690
†Paylocity Holding Corp.	13,736	2,573,302
Science Applications International Corp.	15,430	1,732,326
		21,806,975
Real Estate Management & Development–0.43%
†Jones Lang LaSalle, Inc.	14,950	3,706,255
		3,706,255
LVIP SSGA Mid-Cap Index Fund–5

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Residential REITs–1.07%
American Homes 4 Rent Class A	99,958	$3,779,412
Equity LifeStyle Properties, Inc.	60,201	4,015,407
Independence Realty Trust, Inc.	72,619	1,541,701
		9,336,520
Retail REITs–1.06%
Agree Realty Corp.	33,725	2,603,233
Brixmor Property Group, Inc.	96,398	2,559,367
Kite Realty Group Trust	69,216	1,548,362
NNN REIT, Inc.	59,097	2,520,487
		9,231,449
Semiconductors & Semiconductor Equipment–2.50%
†Allegro MicroSystems, Inc.	41,192	1,035,155
Amkor Technology, Inc.	35,748	645,609
†Cirrus Logic, Inc.	16,746	1,668,823
Entegris, Inc.	47,619	4,165,710
†Lattice Semiconductor Corp.	43,474	2,280,211
†MACOM Technology Solutions Holdings, Inc.	18,739	1,881,021
MKS Instruments, Inc.	21,206	1,699,661
†Onto Innovation, Inc.	15,563	1,888,414
Power Integrations, Inc.	17,939	905,920
†Rambus, Inc.	33,581	1,738,656
†Silicon Laboratories, Inc.	10,227	1,151,253
†Synaptics, Inc.	12,402	790,255
Universal Display Corp.	13,908	1,939,888
		21,790,576
Software–3.28%
†Appfolio, Inc. Class A	7,323	1,610,328
†Bill Holdings, Inc.	29,553	1,356,187
†Blackbaud, Inc.	11,985	743,669
†Commvault Systems, Inc.	13,864	2,187,185
†Docusign, Inc.	63,656	5,181,598
Dolby Laboratories, Inc. Class A	19,286	1,548,859
†Dropbox, Inc. Class A	68,200	1,821,622
†Dynatrace, Inc.	94,324	4,447,377
†Guidewire Software, Inc.	26,316	4,930,566
†Manhattan Associates, Inc.	19,260	3,332,750
†Qualys, Inc.	11,529	1,451,847
		28,611,988
Specialized REITs–1.72%
CubeSmart	71,260	3,043,514
EPR Properties	23,862	1,255,380
Gaming & Leisure Properties, Inc.	86,460	4,400,814
Lamar Advertising Co. Class A	27,709	3,152,730
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialized REITs (continued)
National Storage Affiliates Trust	22,096	$870,582
PotlatchDeltic Corp.	22,591	1,019,306
Rayonier, Inc.	44,278	1,234,471
		14,976,797
Specialty Retail–3.62%
†Abercrombie & Fitch Co. Class A	15,872	1,212,145
†AutoNation, Inc.	8,122	1,315,114
Bath & Body Works, Inc.	68,244	2,069,158
†Burlington Stores, Inc.	19,790	4,716,551
†Chewy, Inc. Class A	52,195	1,696,859
Dick's Sporting Goods, Inc.	18,245	3,677,462
†Five Below, Inc.	17,333	1,298,675
†Floor & Decor Holdings, Inc. Class A	33,788	2,718,920
†GameStop Corp. Class A	128,114	2,859,504
Gap, Inc.	70,109	1,444,947
Lithia Motors, Inc.	8,393	2,463,681
Murphy USA, Inc.	5,739	2,696,240
Penske Automotive Group, Inc.	5,888	847,754
†RH	4,748	1,112,979
†Valvoline, Inc.	40,169	1,398,283
		31,528,272
Technology Hardware, Storage & Peripherals–0.50%
†Pure Storage, Inc. Class A	97,656	4,323,231
		4,323,231
Textiles, Apparel & Luxury Goods–1.04%
†Capri Holdings Ltd.	37,153	733,029
Columbia Sportswear Co.	10,092	763,863
†Crocs, Inc.	17,663	1,875,811
PVH Corp.	17,530	1,133,139
†Skechers USA, Inc. Class A	41,464	2,354,326
†Under Armour, Inc. Class A	99,961	612,617
VF Corp.	104,340	1,619,357
		9,092,142
Trading Companies & Distributors–1.86%
Applied Industrial Technologies, Inc.	12,092	2,724,811
†Core & Main, Inc. Class A	59,928	2,895,122
GATX Corp.	11,198	1,738,713
MSC Industrial Direct Co., Inc. Class A	14,047	1,091,030
Watsco, Inc.	10,975	5,578,593
WESCO International, Inc.	13,992	2,172,958
		16,201,227
LVIP SSGA Mid-Cap Index Fund–6

LVIP SSGA Mid-Cap Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Water Utilities–0.36%
Essential Utilities, Inc.	79,606	$3,146,825
		3,146,825
Total Common Stock (Cost $604,475,105)		860,685,677

MONEY MARKET FUND–1.09%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	9,492,135	9,492,135
Total Money Market Fund (Cost $9,492,135)		9,492,135

TOTAL INVESTMENTS–99.87% (Cost $613,967,240)	870,177,812
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	1,162,318
NET ASSETS APPLICABLE TO 71,318,034 SHARES OUTSTANDING–100.00%	$871,340,130

†Non-income producing.

The following futures contracts were outstanding at March 31, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
36	E-mini S&P MidCap 400 Index	$10,578,960	$10,614,967	6/20/25	$—	$(36,007)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP SSGA Mid-Cap Index Fund–7